Schedule of Investments
Principal Real Asset Fund
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .73 % Shares Held Value (000's)
Exchange-Traded Funds - 3 .86%
iShares North American Natural Resources ETF 39,325 $ 1,730
iShares U.S. Infrastructure ETF 91,775 3,866
$ 5,596
Money Market Funds - 0 .87%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.23%
(a)
1,255,034 1,255
TOTAL INVESTMENT COMPANIES $ 6,851
PRIVATE INVESTMENT FUNDS - 71 .48 % Shares Held Value (000's)
Agriculture - 21 .20%
Ceres Farmland Holdings, LP
(b)
N/A $ 11,245
Hancock Timberland and Farmland Fund, LP
(b)
N/A 13,615
UBS AgriVest Farmland Fund
(b)
N/A 5,875
$ 30,735
Energy - Alternate Sources - 21 .34%
ACIP Parallel Fund A, LP
(b)
N/A 4,882
Brookfield Super-Core Infrastructure Partners Fund,
LP
(b)
N/A 8,814
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 11,071
IFM Net Zero Infrastructure Fund (USD) B,
SCSp
(b),(c)
N/A 6,181
$ 30,948
Forest Products & Paper - 3 .79%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b),(c)
N/A 5,501
Private Equity - 11 .19%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,626
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 9,596
$ 16,222
Real Estate - 13 .96%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 3,514
FDR PELF SCA, SICAV-RAIF
(b)
N/A 5,540
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,113
UBS Trumbull Property Growth & Income Fund
(b)
N/A 6,077
$ 20,244
TOTAL PRIVATE INVESTMENT FUNDS $ 103,650
COMMON STOCKS - 23 .42 % Shares Held Value (000's)
Agriculture - 0 .23%
Archer-Daniels-Midland Co 2,383 $ 144
Bunge Global SA 651 70
Darling Ingredients Inc
(c)
707 26
Wilmar International Ltd 38,700 88
$ 328
Biotechnology - 0 .12%
Corteva Inc 3,133 169
Building Materials - 0 .12%
Svenska Cellulosa AB SCA 7,710 113
West Fraser Timber Co Ltd 736 57
$ 170
Chemicals - 0 .39%
CF Industries Holdings Inc 857 64
FMC Corp 553 32
ICL Group Ltd 9,344 40
Mosaic Co/The 1,449 42
Nutrien Ltd 6,380 325
Yara International ASA 2,096 60
$ 563
Coal - 0 .05%
Teck Resources Ltd 1,528 73
Commercial Services - 0 .52%
Atlas Arteria Ltd 127,056 432
CCR SA 153,567 319
$ 751
Consumer Products - 0 .05%
Avery Dennison Corp 361 79
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 7 .20%
Brookfield Renewable Corp 7,989 $ 227
Constellation Energy Corp 2,809 563
CPFL Energia SA 36,908 216
Dominion Energy Inc 15,063 738
E.ON SE 60,182 791
EDP - Energias de Portugal SA 188,581 707
Enel SpA 114,287 793
Entergy Corp 10,023 1,072
Eversource Energy 10,678 606
Iberdrola SA 33,566 436
National Grid PLC 63,898 713
NextEra Energy Inc 13,294 941
OGE Energy Corp 18,726 669
Public Service Enterprise Group Inc 6,989 515
Redeia Corp SA 46,029 805
Southern Co/The 8,278 642
$ 10,434
Energy - Alternate Sources - 0 .36%
NextEra Energy Partners LP 19,153 529
Engineering & Construction - 0 .93%
Aeroports de Paris SA 3,620 441
Cellnex Telecom SA - Rights
(c),(d)
1,100 36
Ferrovial SE 13,891 540
Fraport AG Frankfurt Airport Services Worldwide
(c)
6,284 325
$ 1,342
Food - 0 .02%
Ingredion Inc 289 33
Forest Products & Paper - 0 .46%
International Paper Co 1,552 67
Mondi PLC 5,676 109
Smurfit Kappa Group PLC 3,369 150
Suzano SA ADR 9,390 96
UPM-Kymmene Oyj 6,889 242
$ 664
Gas - 0 .78%
China Resources Gas Group Ltd 97,905 343
Enagas SA 16,518 246
Snam SpA 123,074 543
$ 1,132
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 185 12
Iron & Steel - 0 .45%
ArcelorMittal SA 1,533 35
Cleveland-Cliffs Inc
(c)
1,659 26
Fortescue Ltd 5,632 80
Nippon Steel Corp 3,200 68
Novolipetsk Steel PJSC 36,800 —
Nucor Corp 819 129
POSCO Holdings Inc 248 65
Reliance Inc 192 55
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 507 66
Vale SA ADR 12,168 136
$ 660
Lodging - 0 .02%
Travel + Leisure Co 600 27
Mining - 1 .30%
Agnico Eagle Mines Ltd 1,664 109
Anglo American PLC 4,482 142
Antofagasta PLC 1,149 31
Barrick Gold Corp 5,861 98
BHP Group Ltd 13,783 394
Boliden AB 911 29
First Quantum Minerals Ltd 2,392 31
Franco-Nevada Corp 640 76
Freeport-McMoRan Inc 4,792 233
Glencore PLC 37,139 211
Gold Fields Ltd ADR 2,975 44

Schedule of Investments
Principal Real Asset Fund
June 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Ivanhoe Mines Ltd
(c)
1,984 $ 26
Newmont Corp 3,861 162
Norsk Hydro ASA 4,529 28
Polyus PJSC
(c)
407 —
Rio Tinto Ltd 1,236 98
South32 Ltd 15,020 36
Southern Copper Corp 287 31
Sumitomo Metal Mining Co Ltd 900 27
Wheaton Precious Metals Corp 1,509 79
$ 1,885
Oil & Gas - 1 .84%
BP PLC 35,527 214
Canadian Natural Resources Ltd 4,506 161
Cenovus Energy Inc 2,804 55
Chevron Corp 1,338 209
ConocoPhillips 911 104
Coterra Energy Inc 575 15
Devon Energy Corp 490 23
Diamondback Energy Inc 136 27
Ecopetrol SA ADR 504 6
Eni SpA 5,058 78
EOG Resources Inc 453 57
Equinor ASA 2,065 59
Exxon Mobil Corp 3,485 401
Hess Corp 210 31
Imperial Oil Ltd 334 23
Marathon Petroleum Corp 286 50
Neste Oyj 897 16
Occidental Petroleum Corp 504 32
Petroleo Brasileiro SA ADR 3,878 56
Phillips 66 330 47
Repsol SA 2,548 40
Shell PLC 12,048 432
Suncor Energy Inc 2,713 103
TotalEnergies SE 4,719 316
Valero Energy Corp 265 42
Woodside Energy Group Ltd 4,002 75
$ 2,672
Oil & Gas Services - 0 .07%
Baker Hughes Co 766 27
Halliburton Co 681 23
Schlumberger NV 1,110 52
$ 102
Packaging & Containers - 0 .37%
Amcor PLC 6,409 63
DS Smith PLC 17,710 94
Graphic Packaging Holding Co 1,357 36
Packaging Corp of America 395 72
Sealed Air Corp 640 22
SIG Group AG
(c)
4,473 82
Stora Enso Oyj 7,874 107
Westrock Co 1,139 57
$ 533
Pipelines - 1 .06%
Enbridge Inc 5,507 196
Gibson Energy Inc 20,784 353
Pembina Pipeline Corp 21,266 789
TC Energy Corp 5,213 198
$ 1,536
Real Estate - 0 .40%
Mitsui Fudosan Co Ltd 34,500 318
Qualitas Ltd 12,887 20
Sun Hung Kai Properties Ltd 9,200 80
Vonovia SE 5,950 169
$ 587
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 5 .17%
Agree Realty Corp 2,100 $ 130
Alexandria Real Estate Equities Inc 1,100 129
American Healthcare REIT Inc 5,899 86
American Homes 4 Rent 3,588 133
American Tower Corp 4,900 952
Americold Realty Trust Inc 3,300 84
AvalonBay Communities Inc 1,200 248
Boardwalk Real Estate Investment Trust 800 41
Canadian Apartment Properties REIT 1,300 42
CapitaLand Ascendas REIT 23,700 45
CapitaLand Integrated Commercial Trust 42,900 62
Centuria Industrial REIT 15,166 30
Cousins Properties Inc 2,600 60
CRE Logistics REIT Inc 60 54
Crown Castle Inc 8,876 867
Digital Realty Trust Inc 823 125
Equinix Inc 494 374
Equity LifeStyle Properties Inc 1,000 65
Equity Residential 2,000 139
Essex Property Trust Inc 400 109
Extra Space Storage Inc 1,605 249
Gaming and Leisure Properties Inc 1,915 87
Goodman Group 10,995 254
Healthcare Realty Trust Inc 2,500 41
Host Hotels & Resorts Inc 5,800 104
InvenTrust Properties Corp 2,100 52
Invincible Investment Corp 162 66
Invitation Homes Inc 5,788 208
Japan Hotel REIT Investment Corp 162 78
Kilroy Realty Corp 1,800 56
Klepierre SA 5,670 151
Link REIT 23,424 91
Mapletree Industrial Trust 45,700 71
Merlin Properties Socimi SA 7,616 85
Mitsubishi Estate Logistics REIT Investment Corp 23 55
Park Hotels & Resorts Inc 2,200 33
Prologis Inc 2,821 317
Prologis Property Mexico SA de CV 9,900 32
Regency Centers Corp 1,400 87
Rexford Industrial Realty Inc 2,292 102
Sabra Health Care REIT Inc 4,405 68
Safestore Holdings PLC 6,772 66
Segro PLC 7,557 85
Sekisui House Reit Inc 91 45
Simon Property Group Inc 600 91
Stockland 18,995 53
Unibail-Rodamco-Westfield 1,200 95
UNITE Group PLC/The 9,800 111
Ventas Inc 4,083 209
VICI Properties Inc 7,775 223
Welltower Inc 3,547 370
Weyerhaeuser Co 3,266 93
$ 7,503
Telecommunications - 0 .07%
NEXTDC Ltd
(c)
8,300 97
Transportation - 0 .56%
Union Pacific Corp 3,591 813
Water - 0 .87%
Pennon Group PLC 56,650 411
Severn Trent PLC 21,521 648
United Utilities Group PLC 16,838 209
$ 1,268
TOTAL COMMON STOCKS $ 33,962

Schedule of Investments
Principal Real Asset Fund
June 30, 2024 (unaudited)
See accompanying notes.

PREFERRED STOCKS - 0 .35 % Shares Held Value (000's)
Electric - 0 .35%
Centrais Eletricas Brasileiras SA 1.82% 69,810 $ 501
TOTAL PREFERRED STOCKS $ 501
Total Investments $ 144,964
Other Assets and Liabilities -  0.02% 36
TOTAL NET ASSETS - 100.00% $ 145,000
(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36 or 0.02% of net assets.
Portfolio Summary
Sector Percent
Financial 30 .72%
Energy 24 .72%
Consumer, Non-cyclical 22 .14%
Utilities 9 .20%
Exchange-Traded Funds 3 .86%
Materials 3 .79%
Basic Materials 2 .60%
Industrial 1 .98%
Money Market Funds 0 .87%
Communications 0 .07%
Consumer, Cyclical 0 .03%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 06/26/2024 $ 4,517 $ 4,882 N/A 3.37%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 3,514 90 2.42%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 7,996 8,814 N/A 6.08%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 4,697 5,501 90 3.79%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 04/18/2023 10,961 11,071 N/A 7.63%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 11,245 N/A 7.76%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 5,540 90 3.82%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,115 6,626 N/A 4.57%
Hancock Timberland and Farmland Fund, LP
(i)
08/12/2020 - 04/20/2023 13,000 13,615 N/A 9.39%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(j)
06/27/2022 8,000 9,596 90 6.62%
IFM Net Zero Infrastructure Fund (USD) B, SCSp
(k)
02/29/2024 6,000 6,181 90 4.26%
PGIM Real Estate US Debt Fund, LP
(l)
04/30/2021, 06/30/2021 5,315 5,113 N/A 3.53%
UBS AgriVest Farmland Fund
(m)
07/01/2020 - 01/03/2023 5,147 5,875 60 4.05%
UBS Trumbull Property Growth & Income Fund
(n)
07/01/2020 - 12/30/2021 7,190 6,077 60 4.19%
Total $ 103,650 71.48%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(j) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.

Schedule of Investments
Principal Real Asset Fund
June 30, 2024 (unaudited)
See accompanying notes.

(k) This feeder fund represents an indirect ownership of the IFM Net Zero Infrastructure Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.
(l) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(m) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(n) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

June 30, 2024 (unaudited)

Security Valuation. Principal Real Asset Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

June 30, 2024 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of June 30, 2024 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Common Stocks
Basic Materials $ 1,927 $ 1,845 $ — $ 3,772
Communications — 97 — 97
Consumer, Cyclical 39 — — 39
Consumer, Non-cyclical 840 520 — 1,360
Energy 3,682 1,230 — 4,912
Financial 6,006 2,084 — 8,090
Industrial 1,120 1,738 — 2,858
Utilities 6,189 6,645 — 12,834
Investment Companies* 6,851 — — 6,851
Preferred Stocks* 501 — — 501
Total $ 27,155 $ 14,159 $ — $ 41,314
Investments Using NAV as practical expedient
Private Investment Funds 103,650
Total investments in securities $ — $ — $ — $ 144,964